Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

22. Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.

Related Party transactions with Unilever:

Up to the Demerger, transactions and balances between the Group and Unilever represent related party transactions. This included transactions with Unilever’s Ice Cream business in Russia, India as well as with its investments in associates and joint ventures that include Ice Cream activity (Unilever FIMA LDA, Al Gurg Unilever (LLC), Thani Murshid Unilever LLC and Unilever Bahrain W.L.L.).

All significant transactions with Unilever are presented throughout the consolidated financial statements in the relevant Notes, except for the transactions presented below.

Transactions with Unilever (pre-Demerger)
In millions of €	2025	2024	2023
TSA fees charged by Unilever (a)	106	—	—
Ice Cream sales to Unilever’s Joint Ventures	56	42	56
Ice Cream purchases from Unilever’s Joint Ventures	28	27	24
Indirect and general corporate expense allocations from Unilever (a)	96	191	177
Allocated depreciation and amortisation	33	63	59
Royalty and service fees from Unilever	14	27	27

(a)	There were number of indirect central costs that have been allocated to periods prior to Demerger to reflect the fact that the Ice Cream Business operated as part of the wider Unilever Group. These costs related to general marketing and corporate expenses including finance, legal, information technology, human resources, communications, and audit. These expenses were allocated to the Ice Cream Business on the basis of direct usage where identifiable, or by using allocation drivers based on the nature of the expense and are recorded in Cost of Sales and Selling & administrative expenses. Following the separation on 1 July 2025, these were replaced by a combination of TSA charges or recruitment of new staff, with certain TSA costs being subject to a 5% margin.

Following the Demerger, the Group assessed that Unilever no longer meets the definition of a related party. Although Unilever retains a minority shareholding of approximately 19.9% in the Group and certain transitional arrangements remain in place, Unilever does not have control, joint control or significant influence over the Group’s financial and operating policies. Accordingly, the transactions presented below relate to periods prior to the Demerger, when Unilever was a related party of the Group.

The following related party balances existed between the Ice Cream Business and Unilever Group in prior period:

Period end balances with Unilever
In millions of €	2024
Loan balances payable to Unilever	9
Trading and other receivables balances due from Unilever’s Joint Ventures	12
Trading and other payables balances due to Unilever’s Joint Ventures	7

Loan balances payable to Unilever as at 31 December 2024 consisted of loans between Ice Cream legal entities and Unilever. These loans were unsecured, repayable within 2 years and were interest bearing with rates as set out below.

		Maturity		31 December 2024
Borrowing entity	Currency	date	Interest rate %	In million of €
Unilever Ice Cream Bulgaria EOOD	BGN	09/05/25	EURIBOR 6M + 4.188%, floored at 0%	9

Other Related Party of the group:

In 2025, Magnum RFM Ice-cream Inc, a subsidiary of the Group, paid €9 million of dividend to RFM Corporation Inc, a non-controlling interest of the Group. RFM Corporation Inc. is a related party as it has significant influence over the subsidiary.

Compensation for Key Management is disclosed in Note 4A.